UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number                811-21186
Williams Capital Management Trust

(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

(Name and address of agent for service)
Registrant’s telephone number, including area code:                1-212-461-6500
Date of fiscal year end:           October 31, 2008
Date of reporting period:           July 31, 2008
ITEM 1. SCHEDULE OF INVESTMENTS.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (71.7%):
	Federal Farm Credit Bank (7.5%):
$ 400,000	2.278%, 8/15/08+	Aaa/AAA	$399,989
5,000,000	1.99%, 8/21/08+	Aaa/AAA	4,999,775
10,000,000	2.02%, 11/14/08+	Aaa/AAA	9,991,018
5,000,000	2.07%, 1/14/09+	Aaa/AAA	4,997,007
10,000,000	3.75%, 1/15/09	Aaa/AAA	10,063,387
3,000,000	2.311%, 1/23/09+	Aaa/AAA	2,999,768
2,000,000	2.312%, 3/24/09+	Aaa/AAA	1,999,369
10,000,000	2.591%, 7/01/09+	Aaa/AAA	10,003,219
10,000,000	2.358%, 7/20/09+	Aaa/AAA	10,000,000

			55,453,532

	Federal Home Loan Bank (18.2%):
1,690,000	5.125%, 8/08/08	Aaa/AAA	1,690,860
10,000,000	3.875%, 8/22/08	Aaa/AAA	10,008,305
610,000	4.50%, 9/08/08	Aaa/AAA	611,298
17,000,000	4.25%, 9/26/08	Aaa/AAA	17,051,288
10,200,000	3.625%, 11/14/08	Aaa/AAA	10,231,798
3,005,000	4.625%, 11/21/08	Aaa/AAA	3,026,526
15,000,000	2.195%, 11/26/08+	Aaa/AAA	15,000,000
3,700,000	2.616%, 12/15/08+	Aaa/AAA	3,699,859
7,000,000	2.592%, 12/24/08+	Aaa/AAA	7,000,096
10,000,000	2.621%, 1/05/09+	Aaa/AAA	9,998,943
15,000,000	2.589%, 1/08/09+	Aaa/AAA	14,995,940
24,700,000	2.629%, 1/23/09+	Aaa/AAA	24,714,669
1,000,000	2.12%, 2/13/09+	Aaa/AAA	999,020
9,000,000	3.00%, 2/27/09	Aaa/AAA	9,000,000
7,000,000	2.615%, 7/10/09+	Aaa/AAA	7,000,000

			135,028,602

	Federal Home Loan Bank, Discount Notes (7.1%):
7,800,000	2.23%, 8/04/08++	Aaa/AAA	7,798,554
5,000,000	2.24%, 8/04/08++	Aaa/AAA	4,999,067
1,300,000	2.35%, 8/08/08++	Aaa/AAA	1,299,406
10,000,000	2.35%, 8/15/08++	Aaa/AAA	9,990,861
4,000,000	2.41%, 9/04/08++	Aaa/AAA	3,990,933
7,000,000	2.25%, 9/05/08++	Aaa/AAA	6,984,756
5,350,000	2.31%, 9/11/08++	Aaa/AAA	5,335,986
5,000,000	2.39%, 9/12/08++	Aaa/AAA	4,986,117
7,000,000	2.35%, 10/03/08++	Aaa/AAA	6,971,335

			52,357,015

	Federal Home Loan Mortgage Corp. (7.6%):
3,342,000	4.50%, 8/04/08	Aaa/AAA	3,342,546
9,800,000	5.125%, 8/14/08	Aaa/AAA	9,810,072
6,809,000	3.625%, 9/15/08	Aaa/AAA	6,817,416
10,000,000	4.625%, 9/15/08	Aaa/AAA	10,029,337
4,150,000	4.48%, 9/19/08	Aaa/AAA	4,160,976
2,200,000	5.125%, 10/15/08	Aaa/AAA	2,211,519
5,000,000	5.00%, 1/16/09	Aaa/AAA	5,053,962
5,000,000	2.75%, 6/05/09	Aaa/AAA	5,000,000
5,000,000	2.70%, 6/23/09	Aaa/AAA	5,000,000
5,000,000	2.80%, 6/29/09	Aaa/AAA	5,000,000

			56,425,828

	Federal Home Loan Mortgage Corp., Discount Notes (7.9%):
5,000,000	2.07%, 8/01/08++	Aaa/AAA	5,000,000
5,500,000	2.30%, 8/01/08++	Aaa/AAA	5,500,000
5,000,000	2.28%, 8/11/08++	Aaa/AAA	4,996,847
10,000,000	2.11%, 9/10/08++	Aaa/AAA	9,976,667
6,000,000	2.23%, 9/15/08++	Aaa/AAA	5,983,350
See Notes to Portfolio of Investments.

7,007,000	2.33%, 9/15/08++	Aaa/AAA	6,986,680
5,000,000	2.36%, 9/15/08++	Aaa/AAA	4,985,312
7,000,000	2.36%, 9/18/08++	Aaa/AAA	6,978,067
8,000,000	2.20%, 11/17/08++	Aaa/AAA	7,947,800

			58,354,723

	Federal National Mortgage Association (11.2%):
500,000	4.50%, 8/04/08	Aaa/AAA	500,087
18,030,000	3.25%, 8/15/08	Aaa/AAA	18,035,973
3,579,000	4.00%, 9/02/08	Aaa/AAA	3,584,070
19,555,000	5.125%, 9/02/08	Aaa/AAA	19,599,450
30,272,000	5.00%, 9/15/08	Aaa/AAA	30,362,532
2,725,000	4.50%, 10/15/08	Aaa/AAA	2,735,865
8,200,000	3.375%, 12/15/08	Aaa/AAA	8,228,001

			83,045,978

	Federal National Mortgage Association, Discount Notes (12.2%):
3,023,000	2.18%, 8/06/08++	Aaa/AAA	3,022,089
5,000,000	2.21%, 8/08/08++	Aaa/AAA	4,997,862
7,000,000	2.14%, 8/20/08++	Aaa/AAA	6,992,131
7,000,000	2.31%, 9/03/08++	Aaa/AAA	6,985,242
3,018,000	2.35%, 9/03/08++	Aaa/AAA	3,011,526
5,000,000	2.36%, 9/10/08++	Aaa/AAA	4,986,944
1,500,000	2.41%, 9/18/08++	Aaa/AAA	1,495,200
10,000,000	2.35%, 9/23/08++	Aaa/AAA	9,965,550
6,000,000	2.37%, 10/22/08++	Aaa/AAA	5,967,883
7,000,000	2.37%, 10/27/08++	Aaa/AAA	6,960,246
8,500,000	2.40%, 10/31/08++	Aaa/AAA	8,448,756
1,553,000	2.49%, 11/04/08++	Aaa/AAA	1,542,877
7,130,000	2.18%, 11/12/08++	Aaa/AAA	7,085,937
7,000,000	2.42%, 11/12/08++	Aaa/AAA	6,951,933
2,000,000	2.52%, 11/18/08++	Aaa/AAA	1,984,861
10,000,000	2.73%, 1/28/09++	Aaa/AAA	9,865,500

			90,264,537

Total U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $530,930,215)			530,930,215

REPURCHASE AGREEMENTS (22.7%):
83,000,000	Barclays Capital Tri-Party Repurchase Agreement, 2.13%, dated 7/31/08, due 8/01/08 in the amount of $83,004,911, collateralized by U.S. Government Agency securities (Federal National Mortgage Association, 5.55%, 2/16/17; Federal National Mortgage Association, 0%, 6/01/17) with a value including accrued interest of $84,660,628		83,000,000
84,868,000	Bank of America Tri-Party Repurchase Agreement, 2.13%, dated 7/31/08, due 8/01/08 in the amount of $84,873,021, collateralized by U.S. Government Agency securities (Federal National Mortgage Association, 0%, 8/04/08; Federal Home Loan Mortgage Corp., 0%, 12/31/08) with a value including accrued interest of $86,565,771		84,868,000

Total REPURCHASE AGREEMENTS (Cost $167,868,000)			167,868,000

OTHER SHORT-TERM INVESTMENTS (5.3%):
35	Bank of New York Cash Sweep		35
39,440,000	Goldman Sachs Financial Square Government Fund — Inst Class		39,440,000

Total OTHER SHORT-TERM INVESTMENTS (Cost $39,440,035)			39,440,035

TOTAL INVESTMENTS (Cost $738,238,250) (a)		99.7%	738,238,250
Other assets in excess of liabilities		0.3%	2,359,566

NET ASSETS		100.0%	$740,597,816

Percentages indicated are based on net assets of $740,597,816.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

+	Variable rate security. The rate presented is the rate in effect at July 31, 2008.

++	The rate presented is the effective yield at purchase.
See Notes to Portfolio of Investments.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
July 31, 2008
     Securities of the Williams Capital Government Money Market Fund (the “Fund”) are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PRODECURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By	/s/ Dail St. Claire

Dail St. Claire, President

Date	September 19, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer

Date	September 19, 2008

By	/s/ Dail. St. Claire

Dail St. Claire, President

Date	September 19, 2008